Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 3,727	kr 3,024
Equity securities	10,347	9,895
Debt securities	44,787	40,866
Real estate	5,208	4,611
Investment funds	3,047	3,469
Assets held by insurance company	1,404	1,289
Other	1,139	1,168
Fair value of plan assets	kr 69,659	kr 64,322
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	65.00%	70.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%	0.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	15.00%	18.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	7.00%	23.00%
Real estate [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	6.00%	33.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,319	kr 935
Equity securities	3,784	4,434
Debt securities	11,969	10,642
Real estate	4,489	4,228
Investment funds	1,248	1,673
Fair value of plan assets	22,809	21,912
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,013	585
Equity securities	773	729
Debt securities	17,050	17,329
Investment funds	1,261	1,151
Other	5	105
Fair value of plan assets	20,102	19,899
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,309	1,416
Equity securities	3,368	2,293
Debt securities	10,994	9,410
Real estate	169	154
Investment funds	296	415
Other	783	697
Fair value of plan assets	16,919	14,385
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	86	88
Equity securities	2,422	2,439
Debt securities	4,774	3,485
Real estate	550	229
Investment funds	242	230
Assets held by insurance company	1,404	1,289
Other	351	366
Fair value of plan assets	kr 9,829	kr 8,126